Convertible notes payable (Details Narrative) - Akoustis, Inc. [Member] - Convertible Notes Payable [Member] - USD ($)			1 Months Ended	2 Months Ended
	May 22, 2015	Apr. 09, 2015	Mar. 31, 2015	May 31, 2015
Principal amount	$ 645,000
Number of common stock issued upon conversion	430,000
Six Investor [Member]
Principal amount			$ 655,000	$ 655,000
Number of common stock issued upon conversion			436,806	436,806
One Note Holder [Member]
Principal amount		$ 10,000
Number of common stock issued upon conversion		6,806